Decommissioning liability (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Decommissioning liability, undiscounted cash flow	$ 30,700	$ 59,600
Decommissioning liability	$ 11,646	$ 29,790	$ 28,294